Loans Receivable (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Visiontech and CGGP, LLC (“CGGP”) [Member]
Loans Receivable (Details) [Line Items]
Total amount					$ 123,688
Annual rate percentage					7.00%		7.00%
Iinstallment payments					$ 21,038	$ 62,383	$ 21,038
Amount of notes							$ 123,688
Loans payable	$ 0		$ 62,383
Visiontech and NewCo Vision, LLC (“NewCo”) [Member]
Loans Receivable (Details) [Line Items]
Total amount					$ 139,840
Annual rate percentage					7.00%		7.00%
Iinstallment payments					$ 23,785	$ 70,530	$ 23,785
Amount of notes							$ 139,840
Loans payable		$ 0		$ 70,530